SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Segregated for Regulatory Purposes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash-segregated for regulatory purposes	$ 1,460,326,491	$ 1,301,618,645